CONSOLIDATED STATEMENTS SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2021	$ 0	$ 823,550	$ (159)	$ (127,641)	$ 695,750
Beginning balance (Shares) at Dec. 31, 2021	150,456,501
Issuance of warrants to Ordinary Shares	$ 0	235,466	0	0	235,466
Exercise of options and vested RSUs granted to employees	$ 0	1,166	0	0	1,166
Exercise of options and vested RSUs granted to employees (Shares)	1,314,057
Other comprehensive income	$ 0	0	(1,767)	0	(1,767)
Share-based compensation expense	0	38,909	0	0	38,909
Exercise of Warrants to Ordinary Shares	$ 0	73	0	0	73
Exercise of Warrants to Ordinary Shares (Shares)	7,215,924
Issuance of Ordinary Shares in connection with the business combination	$ 0	153,929	0	0	153,929
Issuance of Ordinary Shares in connection with the business combination (Shares)	2,330,061
Net loss	$ 0	0	0	(195,405)	(195,405)
Ending balance at Dec. 31, 2022	$ 0	1,253,093	(1,926)	(323,046)	928,121
Ending balance (Shares) at Dec. 31, 2022	161,316,543
Issuance of warrants to Ordinary Shares	$ 0	60,206	0	0	60,206
Exercise of options and vested RSUs granted to employees	$ 0	1,969	0	0	1,969
Exercise of options and vested RSUs granted to employees (Shares)	2,016,124
Issuance of Shares due to Contingent Consideration	$ 0	0	0	0	0
Issuance of Shares due to Contingent Consideration (Shares)	219,600
Other comprehensive income	$ 0	0	506	0	506
Share-based compensation expense	0	44,960	0	0	44,960
Exercise of Warrants to Ordinary Shares	$ 0	22	0	0	22
Exercise of Warrants to Ordinary Shares (Shares)	2,221,647
Net loss	$ 0	0	0	(133,805)	(133,805)
Ending balance at Dec. 31, 2023	$ 0	1,360,250	(1,420)	(456,851)	901,979
Ending balance (Shares) at Dec. 31, 2023	165,773,914
Issuance of warrants to Ordinary Shares	$ 0	22,400	0	0	22,400
Exercise of options and vested RSUs granted to employees	$ 0	3,271	0	0	3,271
Exercise of options and vested RSUs granted to employees (Shares)	2,645,700
Issuance of Shares due to Contingent Consideration	$ 0	0	0	0	0
Issuance of Shares due to Contingent Consideration (Shares)	219,600
Other comprehensive income	$ 0	0	1,935	0	1,935
Share-based compensation expense	0	39,391	0	0	39,391
Exercise of Warrants to Ordinary Shares	$ 0	5	0	0	5
Exercise of Warrants to Ordinary Shares (Shares)	492,054
Net loss	$ 0	0	0	(75,548)	(75,548)
Ending balance at Dec. 31, 2024	$ 0	$ 1,425,317	$ 515	$ (532,399)	$ 893,433
Ending balance (Shares) at Dec. 31, 2024	169,131,268